Income Tax - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Current	$ (415)	$ (410)	$ (1,668)	$ (284)
Deferred	233	(46)	223	62
Income tax expense	$ (182)	$ (456)	$ (1,445)	$ (222)